UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23139

FS Global Credit Opportunities Fund—T

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—T

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—T (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2017, the Company invested $126,190 in the Fund, representing approximately 99.1% of the Company’s net assets and approximately 8.4% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2017, the Company had $127,327 of net assets, 15,716,896 common shares outstanding and a NAV per common share of approximately $8.10.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2017 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—35.1%
American Bath Group, LLC		Capital Goods	L+525	1.0%	9/30/23	$18,556	$18,533	$18,767
Aspect Software, Inc.	(t)	Software & Services	L+1000	1.0%	5/25/18	2,008	2,008	2,003
Aspect Software, Inc.	(g)(t)	Software & Services	L+1000	1.0%	5/25/18	1,643	1,643	1,639
Aspect Software, Inc.	(g)(t)	Software & Services	L+1200	1.0%	5/25/18	1,296	1,296	1,296
Aspect Software, Inc.	(t)	Software & Services	L+1000	1.0%	5/25/20	7,048	7,048	7,075
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	5/15/18	138	138	138
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	6/15/18	68	68	69
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	7/15/18	118	118	118
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	8/15/18	130	130	130
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	9/15/18	208	208	208
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	10/15/18	210	210	210
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	11/15/18	218	218	219
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	12/15/18	238	238	239
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	1/15/19	268	268	269
Avant Credit III Trust	(n)	Diversified Financials	L+1000	1.0%	2/15/19	276	276	277
Avaya Inc.	(e)(f)	Technology Hardware & Equipment	L+525	1.0%	5/29/20	27,682	21,477	22,171
Bioplan USA, Inc.	(e)	Materials	L+475	1.0%	9/23/21	15,938	14,156	15,752
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	L+850	2.0%	10/31/17	832	816	860
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	L+575		3/1/22	2,091	2,091	2,116
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	L+675		3/1/22	449	449	497
Caesars Entertainment Operating Co., Inc.	(f)(i)	Consumer Services	L+875	1.0%	3/1/22	1,811	1,800	1,997
Casablanca US Holdings Inc.	(e)(f)	Consumer Services	L+475	1.0%	2/21/24	10,000	9,750	9,994
CEVA Group Plc		Transportation	L+500		3/19/19	5,400	5,400	4,968
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	24,600	23,064	22,632
CITGO Holding, Inc.	(e)	Energy	L+850	1.0%	5/12/18	19,442	19,454	19,803
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	5/2/17	13,357	13,357	13,378
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	7/22/17	292	292	292
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	8/19/17	371	371	371
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	9/23/17	340	340	340
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	10/21/17	726	726	727
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	11/18/17	369	369	369
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	12/30/17	1,379	1,379	1,380
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	1/27/18	1,088	1,088	1,089
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	2/24/18	858	858	859

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	3/31/18	$1,220	$1,220	$1,221
Commercial Barge Line Company	(f)	Transportation	L+875	1.0%	11/12/20	61,738	58,583	57,262
Concordia Healthcare Corp.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	L+500	1.0%	10/21/21	£29,513	43,248	25,580
Dayton Superior Corp.		Materials	L+800	1.0%	11/15/21	$6,983	6,788	6,982
Diamond Resorts International, Inc.	(e)	Consumer Services	L+600	1.0%	9/2/23	19,900	19,441	20,130
Fairway Group Acquisition Co.		Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		1/3/20	3,989	3,989	3,330
Fairway Group Acquisition Co.		Food & Staples Retailing	L+800	1.0%	1/3/20	6,029	6,029	6,059
Forterra Finance, LLC	(e)	Materials	L+350	1.0%	10/25/23	5,121	5,097	5,167
Getty Images, Inc.	(e)	Media	L+350	1.3%	10/18/19	20,836	15,674	18,357
iHeartCommunications, Inc.	(e)	Media	L+675		1/30/19	11,864	9,488	10,223
iHeartCommunications, Inc.		Media	L+750		7/30/19	9,229	9,118	7,918
J. Crew Group, Inc.	(f)	Retailing	L+300	1.0%	3/5/21	16,770	10,114	10,272
LD Intermediate Holdings, Inc.	(e)	Software & Services	L+588	1.0%	12/9/22	29,813	26,941	28,583
Meldrew Participations B.V.	(h)	Food, Beverage & Tobacco	L+400, 350 PIK (350 Max PIK)	1.0%	10/31/19	£97	146	95
Milacron LLC.	(e)	Capital Goods	L+300		9/28/23	$2,466	2,457	2,483
MORSCO, Inc.		Capital Goods	L+700	1.0%	10/31/23	19,875	19,124	20,136
Navico, Inc.	(e)(f)	Technology Hardware & Equipment	L+575	1.0%	3/14/23	5,000	4,875	4,912
Neiman Marcus Group LTD LLC	(e)	Retailing	L+325	1.0%	10/25/20	5,771	5,369	4,656
New Arclin U.S. Holding Corp.	(e)	Materials	L+425	1.0%	2/14/24	6,283	6,252	6,344
Novitex Acquisition, LLC		Software & Services	L+675	1.3%	7/7/20	30,491	29,436	30,472
Origami Owl, LLC	(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	22,446	21,167	5,499
Origami Owl, LLC	(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	2,256	2,129	553
Origami Owl, LLC	(g)(i)(q)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	464	464	114
Precyse Acquisition Corp.		Health Care Equipment & Services	L+550	1.0%	10/19/22	3,600	3,554	3,625
Prestige Brands, Inc.		Pharmaceuticals, Biotechnology & Life Sciences	L+275	1.0%	1/26/24	2,534	2,528	2,562
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21	17,838	16,891	17,749
Reddy Ice Corp.	(e)	Food, Beverage & Tobacco	L+550	1.3%	5/1/19	2,414	2,267	2,378
Scientific Games International, Inc.	(e)	Consumer Services	L+400	0.8%	10/1/21	15,555	15,546	15,768
Seadrill Operating LP	(f)	Energy	L+300	1.0%	2/21/21	21,778	16,964	14,854
Summit Midstream Partners Holdings LLC	(e)	Energy	L+600	1.0%	5/15/22	8,333	8,250	8,500
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+500	1.0%	3/29/19	25,292	23,850	24,564

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+875	1.0%	4/24/20	$4,485	$3,721	$3,599
Travel Leaders Group, LLC		Consumer Services	L+525		1/25/24	4,065	4,045	4,126
Varsity Brands Holding Co., Inc.	(e)	Media	L+400	1.0%	12/11/21	9,164	9,101	9,306
Victory Capital Operating, LLC	(e)	Diversified Financials	L+750	1.0%	10/29/21	3,411	3,399	3,452
Weight Watchers International, Inc.		Consumer Services	L+325	0.8%	4/2/20	18,651	16,620	17,416
York Risk Services Holding Corp.	(e)	Insurance	L+375	1.0%	10/1/21	9,974	9,885	9,753

Total Senior Secured Loans—First Lien							593,407	566,252
Unfunded Loan Commitments							(39,824)	(39,824)

Net Senior Secured Loans—First Lien							553,583	526,428

Senior Secured Loans—Second Lien—15.7%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24	60,000	57,422	57,900
AmWins Group, Inc.		Insurance	L+675	1.0%	1/25/25	1,271	1,262	1,300
Casablanca US Holdings Inc.	(e)(f)	Consumer Services	L+900	1.0%	2/21/25	32,000	30,880	31,600
Colouroz Investment 2 LLC	(e)	Materials	L+725	1.0%	9/5/22	2,020	2,009	2,025
Compuware Corp.		Software & Services	L+825	1.0%	12/15/22	18,856	16,915	19,005
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22	533	536	534
Fairway Group Acquisition Co.		Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		10/3/21	3,482	3,482	2,647
Inmar, Inc.		Software & Services	L+700	1.0%	1/27/22	11,783	11,717	11,164
IPS Intermediate Holdings Corporation	(e)	Materials	L+950	1.0%	12/10/24	22,500	21,285	22,500
Ivanti Software, Inc.		Software & Services	L+900	1.0%	1/20/25	20,000	19,705	19,883
Neff Rental LLC		Capital Goods	L+625	1.0%	6/9/21	29,312	28,017	29,398
Renaissance Learning, Inc.	(e)	Software & Services	L+700	1.0%	4/11/22	2,473	2,455	2,472
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	987	987	986
TNS, Inc.	(e)	Software & Services	L+800	1.0%	8/14/20	8,820	8,789	8,836
UFC Holdings, LLC		Media	L+750	1.0%	8/18/24	25,000	24,769	25,562

Total Senior Secured Loans—Second Lien							230,230	235,812

Senior Secured Bonds—27.6%
Atrium Windows and Doors, Inc.	(o)(p)	Capital Goods	7.8%		5/1/19	11,658	10,311	11,099
Avaya Inc.	(f)(o)(p)	Technology Hardware & Equipment	7.0%		4/1/19	45,893	36,149	36,370
BlueLine Rental Finance Corp.	(o)(p)	Capital Goods	9.3%		3/15/24	48,572	48,572	49,786
Caesars Entertainment Resort Properties, LLC	(p)	Consumer Services	8.0%		10/1/20	22,000	21,717	22,959
CEDC Finance Corporation International, Inc.	(o)(p)	Food, Beverage & Tobacco	10.0%		12/31/22	7,528	7,528	7,234
CEVA Group Plc	(o)(p)	Transportation	7.0%		3/1/21	6,206	6,173	5,547

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
CITGO Holding, Inc.	(o)(p)	Energy	10.8%		2/15/20	$32,460	$32,094	$35,004
EP Energy LLC	(o)(p)	Energy	8.0%		11/29/24	15,330	15,488	16,116
EP Energy LLC	(o)(p)	Energy	8.0%		2/15/25	35,503	35,511	33,151
Gogo Intermediate Holdings LLC	(o)(p)	Software & Services	12.5%		7/1/22	74,000	74,858	83,713
iHeartCommunications, Inc.	(n)(p)	Media	9.0%		9/15/22	10,494	7,812	7,910
iHeartCommunications, Inc.	(p)	Media	10.6%		3/15/23	42,777	32,740	33,366
Intelsat Jackson Holdings S.A.	(o)(p)	Telecommunication Services	8.0%		2/15/24	23,304	23,409	24,731
KCA Deutag UK Finance plc	(f)(o)(p)	Energy	9.9%		4/1/22	8,000	7,885	8,210
Momentive Performance Materials Inc.	(n)	Materials	4.7%		4/24/22	11,408	9,868	10,455
NES Rentals Holdings, Inc.	(n)(o)(p)	Capital Goods	7.9%		5/1/18	14,900	13,410	14,966
Ridgeback Resources Inc.	(n)	Energy	12.0%		12/29/20	794	778	794
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.5%		3/15/22	5,201	5,201	5,357
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	7.0%		3/15/24	6,466	6,466	6,633

Total Senior Secured Bonds							395,970	413,401

Subordinated Debt—36.5%
Aldermore Group PLC	(r)	Banks	8.5%		10/28/26	£30,000	36,636	39,863
Apex Tool Group, LLC	(n)(o)(p)	Capital Goods	7.0%		2/1/21	$16,659	13,520	15,295
Ascent Resources Utica Holdings, LLC	(f)(o)(p)	Energy	10.0%		4/1/22	30,000	30,000	31,031
Chesapeake Energy Corp.	(o)(p)	Energy	8.0%		1/15/25	16,280	16,110	16,260
Chinos Intermediate Holdings A, Inc.	(n)(o)	Retailing	8.5% PIK (8.5% Max PIK)		5/1/19	22,030	10,065	9,858
CIS General Insurance Ltd.	(n)	Insurance	12.0%		5/8/25	£51,987	79,137	71,278
Diamond Resorts International, Inc.	(o)(p)	Consumer Services	10.8%		9/1/24	$24,860	24,251	26,005
Eclipse Resources Corp.	(n)	Energy	8.9%		7/15/23	4,150	4,027	4,236
Enviva Partners, LP	(o)(p)	Energy	8.5%		11/1/21	25,000	25,000	26,625
EP Energy LLC	(p)	Energy	9.4%		5/1/20	5,000	4,642	4,720
Frontier Communications Corp.	(p)	Telecommunication Services	10.5%		9/15/22	13,000	13,468	13,179
Frontier Communications Corp.	(p)	Telecommunication Services	11.0%		9/15/25	46,000	46,821	44,620
iHeartCommunications, Inc.	(n)(p)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	42,694	18,013	14,196
iHeartCommunications, Inc.	(p)	Media	7.3%		10/15/27	3,767	1,658	2,114
Intelsat Connect Finance S.A.	(o)(p)	Telecommunication Services	12.5%		4/1/22	17,403	11,439	15,597
Intelsat Jackson Holdings S.A.	(n)(p)	Telecommunication Services	5.5%		8/1/23	41,728	29,911	34,556
Northern Oil and Gas, Inc.	(n)(p)	Energy	8.0%		6/1/20	33,443	28,255	28,330

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Ocean Rig UDW Inc.	(i)(m)(n)(o)(q)	Energy	7.3%		4/1/19	$10,000	$9,675	$2,894
PriSo Acquisition Corp.	(o)(p)	Capital Goods	9.0%		5/15/23	36,867	36,573	37,005
SunGard Availability Services Capital, Inc.	(n)(o)(p)	Software & Services	8.8%		4/1/22	41,976	29,211	30,188
Valeant Pharmaceuticals International, Inc.	(n)(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	5.4%		3/15/20	34,225	30,634	30,674
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.4%		10/15/20	5,487	5,059	4,986
Valeant Pharmaceuticals International, Inc.	(n)(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	5.5%		3/1/23	8,917	7,295	6,900
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	5.9%		5/15/23	2,693	2,083	2,090
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.1%		4/15/25	16,393	12,965	12,633
Western Digital Corp.	(p)	Technology Hardware & Equipment	10.5%		4/1/24	19,290	19,530	22,738

Total Subordinated Debt							545,978	547,871

Collateralized Securities—2.6%
Cedar Funding IV CLO Ltd. 2014-4A Class Subord.	(n)(o)	Diversified Financials	14.5%		10/23/26	1,000	689	811
Deutsche Bank AG Frankfurt Credit-Linked Note	(n)(o)	Diversified Financials	13.4%		1/28/24	29,423	29,264	30,673
Palmer Square CLO 2015-1A, Ltd. Class Subord.	(n)(o)	Diversified Financials	17.1%		5/21/27	1,000	658	819
THL Credit Wind River 2013-2A CLO Ltd. Income Note	(n)(o)	Diversified Financials	15.4%		1/18/26	6,000	3,319	4,094
VOYA CLO 2014-3A, Ltd. Class Subord.	(n)(o)	Diversified Financials	13.0%		7/25/26	5,000	2,809	3,051

Total Collateralized Securities							36,739	39,448

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—10.0%
Aspect Software, Inc., Common Equity	(i)(t)	Software & Services		832,637	$39,206	$40,050
Cheniere Energy Partners LP Holdings, LLC, Common Equity	(n)	Energy		190,077	3,580	4,642
Enviva Partners, LP, Common Equity	(n)	Energy		656,974	11,243	18,461
Fairway Group Acquisition Co., Common Equity	(i)	Food & Staples Retailing		76,517	2,458	230
Federal Home Loan Mortgage Corp., Preferred Equity	(i)(n)	Real Estate	5.1%	5,915	44	59
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(n)	Real Estate	5.0%	18,232	303	178
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(n)	Real Estate	4.0%	27,893	204	280
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(n)	Real Estate	5.6%	66,000	632	343

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(n)	Real Estate	6.0%	235,388	$1,018	$1,238
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(n)	Real Estate	7.9%	3,486,851	16,767	21,793
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(n)	Real Estate	5.4%	48	810	1,058
Federal National Mortgage Association, Series F Preferred Equity	(i)(n)	Real Estate	CMT-16	15,106	263	158
Federal National Mortgage Association, Series H Preferred Equity	(i)(n)	Real Estate	5.8%	25,804	392	284
Federal National Mortgage Association, Series R Preferred Equity	(i)(n)	Real Estate	7.6%	66,000	624	393
Federal National Mortgage Association, Series S Preferred Equity	(i)(n)	Real Estate	7.8%	1,552,298	6,517	10,230
Federal National Mortgage Association, Series T Preferred Equity	(i)(n)	Real Estate	8.3%	146,326	862	948
iStar Financial Inc., Series G Preferred Equity	(n)	Real Estate	7.7%	7,045	160	171
iStar Financial Inc., Series I Preferred Equity	(n)	Real Estate	7.5%	151,435	3,379	3,635
Ridgeback Resources Inc., Common Equity	(i)	Energy		1,960,162	12,044	11,476
Roust Corporation, Common Equity	(i)	Food, Beverage & Tobacco		173,417	3,058	3,208
TE Holdings, LLC, 8.0% PIK, Preferred Equity	(i)	Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	2,763
TE Holdings, LLC, Common Equity	(i)(s)	Energy		326,925	2,779	2,636
Warrior Met Coal, LLC, Common Equity, Class A Units	(i)	Materials		20,804	2,278	7,108
Warrior Met Coal, LLC, Common Equity, Class B Units	(i)	Materials		47,983	3,398	16,394
White Star Petroleum Holdings, LLC, Common Equity	(i)(s)	Energy		2,969,914	2,524	2,524

Total Equity/Other					116,707	150,260

TOTAL INVESTMENTS—127.5%					$1,879,207	1,913,220

Liabilities in Excess of Other Assets—(27.5%)	(j)					(412,644)

NET ASSETS—100.0%						$1,500,576

Shares Outstanding						185,614,275

Net Asset Value per Common Share at End of Period						$8.08

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Maturity	Number of Shares	Amortized Cost	Fair Value(d)
Investments Sold Short—(3.9%)
VelocityShares Daily Inverse VIX Short-Term ETN	(i)	Diversified Financials	12/4/30	(800,018)	$(54,571)	$(58,425)

Total Investments Sold Short					$(54,571)	$(58,425)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	4/18/17	USD	12,597	CAD	16,450	$248
JPMorgan Chase Bank, N.A.	4/18/17	USD	118,439	GBP	95,000	$(686)

CAD—Canadian Dollar.

GBP—British Pound.

USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2017(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	13.2%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	$794	$724	$70
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	13.7%	Consumer Durables & Apparel	5.0%	12/20/19	(2,000)	361	340	21

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2017, the three-month London Interbank Offered Rate (“L”) was 1.15% and the two-year Constant Maturity Treasury Rate (“CMT”) was 1.27%. PIK means paid-in-kind.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of March 31, 2017.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of credit default swap positions, forward foreign currency exchange contracts and investments sold short.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of thepayment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof on loan as of March 31, 2017.
(n)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(o)	Restricted security as to resale. As of March 31, 2017, the Fund held 43.0% of its net assets, with a fair value of $645,406, in restricted securities.
(p)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNPP”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNPP.
(q)	Security was on non-accrual status as of March 31, 2017.
(r)	Security or portion thereof held by FS Global Credit Opportunities Fund (Cayman), a wholly owned subsidiary of the Fund.
(s)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(t)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2017, the Fund held investments in one portfolio company of which it is deemed to be an “affiliated person” but is not deemed to “control”. The following table presents certain information with respect to such portfolio company for the three months ended March 31, 2017:

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company	Fair Value at December 31, 2016	Purchases and Paid-in-kind Interest	Sales and Redemptions	Accretion of Discount	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2017	Interest Income	Fee Income	Dividend Income
Senior Secured Loans—First Lien
Aspect Software, Inc.(1)	$2,276	$371	$(639)	—	—	$(9)	$1,999	$64	$54	—
Aspect Software, Inc.	$7,173	—	$(45)	—	—	$(53)	$7,075	$200	$36	—
Aspect Software, Inc.(2)	—	—	—	—	—	—	$—	—	$40	—
Equity/Other
Aspect Software, Inc., Common Equity	$43,452	$196	—	—	$591	$(4,189)	$40,050	—	—	—

(1)	Security includes a partially unfunded commitment with an amortized cost of $1,643 and a fair value of $1,639.
(2)	Security is an unfunded commitment with an amortized cost of $1,296 and a fair value of $1,296.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2016.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2017:

	March 31, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$553,583	$526,428	27%
Senior Secured Loans—Second Lien	230,230	235,812	12%
Senior Secured Bonds	395,970	413,401	22%
Subordinated Debt	545,978	547,871	29%
Collateralized Securities	36,739	39,448	2%
Equity/Other	116,707	150,260	8%

Total	$1,879,207	$1,913,220	100%

Investments Sold Short	$(54,571)	$(58,425)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2017, the Fund was not deemed to “control” any of its portfolio companies and except for Aspect Software, Inc., in which the Fund has two senior secured loan investments, two unfunded senior secured loan commitments and an equity/other investment, the Fund was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2017, the Fund had five senior secured loan investments with aggregate unfunded commitments of $39,824. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2017:

	March 31, 2017
Industry Classification	Fair Value	Percentage of Portfolio
Banks	$39,863	2%
Capital Goods	256,835	13%
Commercial & Professional Services	17,749	1%
Consumer Durables & Apparel	5,702	0%
Consumer Services	154,454	8%
Diversified Financials	51,446	3%
Energy	293,030	15%
Food & Staples Retailing	12,266	1%
Food, Beverage & Tobacco	12,915	1%
Health Care Equipment & Services	3,625	0%
Insurance	82,331	4%
Materials	92,727	5%
Media	128,952	7%
Pharmaceuticals, Biotechnology & Life Sciences	97,415	5%
Real Estate	41,302	2%
Retailing	28,385	1%
Software & Services	308,004	16%
Technology Hardware & Equipment	86,191	5%
Telecommunication Services	132,683	7%
Transportation	67,345	4%

Total	$1,913,220	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2017:

	March 31, 2017
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,537,296	80%
Europe	260,027	14%
Other	115,897	6%

Total	$1,913,220	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2017
Level 1—Price quotations in active markets	$63,871
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	1,849,349

Total	$1,913,220

As of March 31, 2017, the Fund’s investments sold short, forward foreign currency exchange contracts and credit default swaps were categorized as follows in the fair value hierarchy:

	March 31, 2017
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$58,425
Level 2—Significant other observable inputs	248	686
Level 3—Significant unobservable inputs	1,155	—

Total	$1,403	$59,111

The following is a reconciliation for the three months ended March 31, 2017 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Three Months Ended March 31, 2017
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$532,643	$164,708	$369,187	$555,429	$48,256	$90,399	$1,760,622
Accretion of discount (amortization of premium)	5,289	924	2,089	3,404	—	—	11,706
Net realized gain (loss)	(1,436)	360	(3,989)	19,236	1,038	591	15,800
Net change in unrealized appreciation (depreciation)	(1,879)	(409)	7,543	2,673	329	(7,855)	402
Purchases	168,686	94,147	155,290	154,439	—	3,254	575,816
Paid-in-kind interest	100	94	—	428	—	—	622
Sales and redemptions	(176,975)	(24,012)	(116,719)	(187,738)	(10,175)	—	(515,619)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$526,428	$235,812	$413,401	$547,871	$39,448	$86,389	$1,849,349

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$2,837	$(271)	$369	$15,090	$1,495	$(7,855)	$11,665

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the three months ended March 31, 2017 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Three Months Ended March 31, 2017
Fair value at beginning of period	$1,247
Net realized gain (loss)	(195)
Net change in unrealized appreciation (depreciation)	11
Swap premiums paid	—
Coupon payments paid	92
Premiums received on exit	—
Net transfers in or out of Level 3	—

Fair value at end of period	$1,155

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$11

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—T

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	May 23, 2017

By:	/s/ WILLIAM GOEBEL
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	May 23, 2017